CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows activities:
Net loss	$ (1,914)	$ (1,175)
Adjustments required to reconcile net loss to net cash provided by operating activities:
Depreciation	163	114
Stock based compensation	677	306
Amortization of intangible assets	591	373
Accretion of payment obligation	341	66
Change in operating assets and liabilities:
Accrued severance pay, net	174	120
Trade receivables	127	430
Other accounts receivable and prepaid expenses	(50)	(118)
Other assets	(12)	3
Trade payables	(102)	44
Deferred revenues	1,486	977
Employees and payroll accruals	349	(322)
Accrued expenses and other liabilities	(145)	(413)
Liabilities presented at fair value and other long-term liabilities	(251)	(69)
Change in deferred taxes, net	(165)	(174)
Net cash provided by operating activities	1,269	162
Cash flows from investing activities:
Purchase of property and equipment	(314)	(484)
Net cash used in investing activities	(314)	(484)
Cash flows from financing activities:
Proceeds from exercise of stock options, warrants and rights	695	151
Receipts on account of shares		133
Payment of contingent consideration		(2,000)
Net cash provided by (used in) financing activities	695	(1,716)
Foreign currency translation adjustments on cash and cash equivalents	(12)	32
Increase (decrease) in cash and cash equivalents	1,638	(2,006)
Cash and cash equivalents at the beginning of the period	16,481	3,778
Cash and cash equivalents at the end of the period	18,119	1,772
Supplemental disclosure of cash flow activities:
Cash paid during the period for taxes	382	389
Supplemental disclosure of non-cash investing activity:
Purchase of property and equipment		$ 36